CONTRACTUAL COMMITMENTS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of contingent liabilities [line items]
Contractual commitments (in percent)	$ 749	$ 560
Asset management fee as percent per quarter (in percent)	0.3125%
Asset management fee (in percent)	1.25%
Less than 1 year
Disclosure of contingent liabilities [line items]
Contractual capital commitments, maturity, (in percent)	36.00%
1 to 5 years
Disclosure of contingent liabilities [line items]
Contractual capital commitments, maturity, (in percent)	58.00%
Thereafter
Disclosure of contingent liabilities [line items]
Contractual capital commitments, maturity, (in percent)	6.00%